Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2014

Item 1. Proxy Voting Record

I. Emmis Communications Corporation
(a) Name of Issuer of the portfolio security:
Emmis Communications Corporation
(b) Exchange ticker symbol of the portfolio security: EMMS
(c) CUSIP: 291525103
(d) Shareholder meeting date: July 20, 2013
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2. Ratification of Ernst & Young LLP as Emmis' independent accountants.
3. Advisory vote on compensation of Emmis' named executive officers.
4. Advisory vote on the frequency of advisory votes on executive compensation.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: No
(h) How the Registrant cast its vote: Abstained
(i) Whether Registrant cast its vote for or against management: Abstained

II. Teva Pharmaceutical Industries Limited
(a) Name of Issuer of the portfolio security:
Teva Pharmaceutical Industries Limited
(b) Exchange ticker symbol of the portfolio security: TEVA
(c) CUSIP: 881624209
(d) Shareholder meeting date: August 27, 2013
(e) Brief identification of the matter voted on:
1. Appoint four persons to the Board of Directors.
2. Approve President and CEO Cash Bonus incentives.
3. Approve a Compensation Policy of the Company's
   "office holders".
4. Approve cash dividends for the first and second quarters of the year ended December 31, 2012.
5. Appointment Kesselman & Kesselman, a member of
   PricewaterhouseCoopers International Ltd. as the Company's independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For management.

III. Durect Corporation
(a) Name of Issuer of the portfolio security:
Direct Corportation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 16, 2014
(e) Brief identification of the matter voted on:
1.  Elect three Class II  directors.
2.  Approve amendments ot the 2000 Stock Plan.
3.  Advisory vote on executive compensation.
4. Ratify the appointment of Ernst & Young as the independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For the plan.
(i) Whether Registrant cast its vote for or against management: For management.

IV. Emerald Plantations Holdings Limited
(a) Name of Issuer of the portfolio security:
    Emerald Plantations Holdings Limited
(b) Exchange ticker symbol of the portfolio security: EMEXF
(c) CUSIP: G30337102
(d) Shareholder meeting date:  June 23, 2014
(e) Brief identification of the matter voted on:
1.  Approval of the Company's Audited Consolidated
    Financial Statements.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management


Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Gene T. Pretti
Date: 08-14-14